Reportable Segments Reportable Segments - Identifiable Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Identifiable assets:
Total identifiable assets	$ 1,333,690	$ 1,264,885
Total assets	1,520,659	1,534,756
Rental Tools [Member]
Identifiable assets:
Total identifiable assets	444,195	350,429
U.S. (Lower 48) Drilling [Member]
Identifiable assets:
Total identifiable assets	124,701	111,586
International & Alaska Drilling [Member]
Identifiable assets:
Total identifiable assets	764,794	802,870
Corporate and other [Member]
Identifiable assets:
Total identifiable assets	$ 186,969	$ 269,871